Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 31, 2012

to the Prospectuses dated November 1, 2011

All Share Classes

Effective immediately, the first paragraph of the section titled "What are the Fund's main investment strategies?" in the Fund's "Risk/Return Summary" is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of the last reconstitution of the S&P 500 Index on September 30, 2011, the market capitalizations of the companies in the index ranged from $721 million to $353 billion. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with a modest level of volatility.

Class R6 Shares

Effective immediately, the sale of Class R6 Shares of the Fund is no longer subject to the limited offering restrictions described in the related prospectus.

As a result of the elimination of the limited offering restrictions, the following changes are made to the Fund's Class R6 Shares prospectus:

•	The paragraph preceding the section "What is the goal of the Fund?" in the Fund's "Risk/Return Summary" is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, B, C, Select Shares | JPMorgan Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 31, 2012

to the Prospectuses dated November 1, 2011

All Share Classes

Effective immediately, the first paragraph of the section titled "What are the Fund's main investment strategies?" in the Fund's "Risk/Return Summary" is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of the last reconstitution of the S&P 500 Index on September 30, 2011, the market capitalizations of the companies in the index ranged from $721 million to $353 billion. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with a modest level of volatility.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE